Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gix Media’s shares [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets		$ 2,438
Gix Media’s shares [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Gix Media’s shares [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets		2,438
Gix Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets		14
Gix Warrants [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Gix Warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets		14
Gix conversion right [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets		1,393
Gix conversion right [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Gix conversion right [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets		1,393
Gix anti-dilution protection [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	469	473
Gix anti-dilution protection [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Gix anti-dilution protection [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	469	473
ABI [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	126
ABI [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
ABI [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	126
Safo investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	53	113
Safo investment [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	53	113
Safo investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Safo warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	34	98
Safo warrants [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Safo warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	34	98
ScoutCam warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
ScoutCam warrants [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
ScoutCam warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Maris investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	303
Maris investment [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Maris investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	303
Tondo investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	429
Tondo investment [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	429
Safee investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	400
Safee investment [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	400
SciSparc investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	911
SciSparc investment [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	911
Polyrizon warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	516
Polyrizon warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	516
Automax [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	1,676
Automax [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	1,676
Automax [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Total warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	4,917	4,529
Total warrants [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	3,469	113
Total warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	$ 1,448	$ 4,416